Earnings Per Share	6 Months Ended
Jun. 30, 2021
Basic and diluted earnings per share [abstract]
Earnings Per Share
Note 10: Earnings Per Share
Basic earnings per share was calculat
e
d by dividing earnings attributable to common shareholders less dividends declared on preference shares by the sum of the weighted-average number of common shares outstanding and vested deferred share units (“DSUs”) outstanding during the period. DSUs represent common shares that certain employees have elected to receive in the future upon vesting of share-based compensation awards or in lieu of cash compensation.
Diluted earnings per share was calculated using the denominator of the basic calculation described above adjusted to include the potentially dilutive effect of outstanding stock options and time-based restricted share units (“TRSUs”).
Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Three months ended June 30,		Six months ended June 30,

	2021	2020	2021	2020
Earnings attributable to common shareholders	1,068	126	6,104	319
Less: Dividends declared on preference shares	-	-	(1)	(1)
Earnings used in consolidated earnings per share	1,068	126	6,103	318
Less: Loss from discontinued operations, net of tax	4	5	1	3
Earnings used in earnings per share from continuing operations	1,072	131	6,104	321
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Three months ended June 30,		Six months ended June 30,

	2021	2020	2021	2020
Weighted-average number of common shares outstanding	495,687,352	495,903,023	495,597,737	495,842,141
Weighted-average number of vested DSUs	410,886	414,092	418,730	418,929
Basic	496,098,238	496,317,115	496,016,467	496,261,070
Effect of stock options and TRSUs	1,160,834	1,263,224	1,093,324	1,318,061
Diluted	497,259,072	497,580,339	497,109,791	497,579,131